Loans - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 3,321	$ 1,019
Current	683,577	327,303
Nonaccrual Loans	291	751
Total loans	687,189	329,073
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,047	1,006
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	274	13
Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	585,472	284,930
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	775	268
Current	154,487	67,861
Nonaccrual Loans		40
Total loans	155,262	68,169
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	501	255
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	274	13
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	778	355
Current	355,755	191,660
Nonaccrual Loans	255	553
Total loans	356,788	192,568
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	778	355
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,519	192
Current	50,001	17,220
Nonaccrual Loans		158
Total loans	51,520	17,570
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,519	192
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22	11
Current	21,880	6,612
Total loans	21,902	6,623
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22	11
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	217	193
Current	100,022	41,224
Total loans	100,239	41,417
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	217	193
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10
Current	1,432	2,726
Nonaccrual Loans	36
Total loans	1,478	$ 2,726
Consumer Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 10